Minimum Rental Commitments Under Operating Lease (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2012 sqft	Oct. 27, 2012	Jan. 28, 2012
Operating Leased Assets [Line Items]
Area of leased property	600,000
Operating lease terms	10 years	10 years	10 years
Future minimum lease payments	$ 16,725	$ 311,224	$ 268,047